Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

11. Long-term debt

Long-term debt consists of the following at year-end:

	2011	2010

2019 Notes	$306,532	$446,596
2016 Notes	214,248	-
Other long-term borrowings	2,971	8,654
Capital lease obligations	5,171	2,379
Total	528,922	457,629
Current portion of long-term debt	2,971	6,206
Long-term debt, excluding current portion	$525,951	$451,423

2019 Notes

     In October 2009, ADBV issued senior notes for an aggregate principal amount of $450,000 at a price of 99.136% (the "2019 Notes"). The 2019 Notes mature on October 1, 2019 and bear interest of 7.5% per year. Periodic payments of principal are not required under the 2019 Notes. Interest is paid semiannually. The gross proceeds from this issuance totaling $446,112 were partially used to repay the Credit Agreement and certain of the Company's short-term debt. The Company incurred $8,928 of financing costs related to this issuance, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

     On July 18, 2011 the Company redeemed 31.42% or $141,400 of the outstanding principal amount of its 2019 Notes at a redemption price of 107.5% plus accrued and unpaid interest. As a result, the Company incurred a loss of $13,933, including $2,319 related to the accelerated amortization of deferred financing costs and $1,009 related to the accelerated accretion of the original discount.

     Interest expense related to the 2019 Notes was $28,948, $33,750 and $8,438 during fiscal year 2011, 2010 and 2009, respectively. Amortization of deferred financing costs related to the 2019 Notes (including the accelerated amortization as a result of the redemption) amounted to $3,067, $979 and $482 for fiscal year 2011, 2010 and 2009, respectively. Accretion of the original discount related to the 2019 Notes (including the acceleration accretion as a result of the redemption) totaled $1,335, $387 and $97 for fiscal year 2011, 2010 and 2009, respectively. Loss from the partial redemption of the 2019 Notes at a price higher than the nominal value amounted to $10,605 in 2011. These charges are included within "Net interest expense" in the consolidated statements of income.

     The 2019 Notes are redeemable at the option of the Company at any time at the applicable redemption prices set forth in the indenture governing the 2019 Notes. The 2019 Notes are fully and unconditionally guaranteed on a senior unsecured basis by the majority of the Company's subsidiaries. The 2019 Notes rank equally with all of the Company's unsecured and unsubordinated indebtedness and are effectively junior to all secured indebtedness of the Company. The indenture governing the 2019 Notes imposes certain restrictions on the Company and its subsidiaries, including some restrictions on their ability, with certain permitted exceptions, to: incur additional indebtedness, pay dividends or redeem, repurchase or retire the Company's capital stock, make investments, create liens, create limitations on the ability of the Company's subsidiaries to pay dividends, make loans or transfer property to the Company, engage in transactions with affiliates, sell assets including the capital stock of the subsidiaries, and consolidate merge or transfer assets.

The 2019 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

2016 Notes

     On July 13, 2011 the Company issued R$ 400 million of Brazilian-real notes due 2016 in a private placement (the "Brazilian notes" or "2016 Notes"). The Brazilian notes bear interest of 10.25% per year, payable semi-annually beginning on January 13, 2012. The Brazilian notes mature on July 13, 2016 and are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company's subsidiaries. The proceeds from the offering were used by the Company to satisfy its capital expenditure program, including opening and reimaging restaurants, and for general corporate purposes. The Company incurred $2,683 of financing costs related to this issuance, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

     Interest expense related to the Brazilian notes was $11,119 for fiscal year 2011. Amortization of deferred financing costs related to the Brazilian notes amounted to $250 for fiscal year 2011. These charges are included with "Net interest expense" in the consolidated statements of income.

     The 2016 Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company's subsidiaries. The 2016 Notes and guarantees (i) are senior secured obligations and rank equal in right of payment with all of the Company's and guarantors' existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of Company's and guarantors' existing and future secured indebtedness to the extent of the value of the Company's assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company's subsidiaries that are not guarantors.

     The indenture governing the 2016 Notes limits the Company's and its subsidiaries' ability to, among other things, (i) create liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. These covenants are subject to important qualifications and exceptions. The indenture governing the 2016 Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding 2016 Notes to be due and payable immediately.

Other long-term borrowings

     Other long-term borrowings primarily include seller financings related to the purchase of restaurants in Mexico and non-controlling interests in Argentina totaling $1,923 at December 31, 2011 ($7,481 at December 31, 2010). Seller financings are payable in quarterly equal-installments maturing in January, April and July 2012, and accrue interest at an annual weighted-average interest rate of 6.2%.

Other required disclosures

At December 31, 2011, future payments related to the Company's long-term debt are as follows:

	Principal	Interest	Total
2012	$2,971	$45,501	$48,472
2013	1,126	45,371	46,497
2014	1,121	45,320	46,441
2015	720	45,244	45,964
2016	214,810	35,013	249,823
Thereafter	310,242	64,568	374,810
Total payments	530,990	281,017	812,007
Interest	-	(281,017)	(281,017)
Discount on 2019 Notes	(2,068)	-	(2,068)
Long-term debt	$528,922	$-	$528,922